Registration No. 033-59474

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
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POST-EFFECTIVE AMENDMENT NO. 147 TO
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940
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PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)

655 9th Street
Des Moines, IA 50392
(Address of principal executive offices)
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Telephone Number (515) 235-1209
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Copy to:
Britney L. Schnathorst	JOSHUA B. DERINGER
The Principal Financial Group	Drinker Biddle & Reath, LLP
Des Moines, Iowa 50392	One Logan Square, Ste 2000
Philadelphia, PA 19103-6996

(Name and address of agent for service)
----------
It is proposed that this filing will become effective (check appropriate box)
__X__    immediately upon filing pursuant to paragraph (b) of Rule 485
____    on September 3, 2014 pursuant to paragraph (b) of Rule 485
_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____     on (date) pursuant to paragraph (a)(1) of Rule 485
_____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
_____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
EXPLANATORY NOTE
This filing related to the Registrant's prospectuses dated September 3, 2014 for Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid Income Fund). The Amendment also includes a prospectus for Class P shares of the LargeCap Growth Fund I and Classes A and P shares of the MidCap Value Fund III. These were included in post-effective amendment number 145 (as filed on August 28, 2014, SEC Accession No. 0000898745-14-000787), and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 12th day of September, 2014.

Principal Funds, Inc. (Registrant) /s/ N. M. Everett _____________________________________ N. M. Everett Chair, President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ N. M. Everett __________________________ N. M. Everett	Chair, President and Chief Executive Officer (Principal Executive Officer)	September 12, 2014

/s/ L. A. Rasmussen __________________________ L. A. Rasmussen	Vice President, Controller and Chief Financial Officer (Principal Financial Officer and Controller)	September 12, 2014

/s/ M. J. Beer __________________________ M. J. Beer	Executive Vice President and Director	September 12, 2014

(E. Ballantine)* __________________________ E. Ballantine	Director	September 12, 2014

(L. T. Barnes)* __________________________ L. T. Barnes	Director	September 12, 2014

(C. Damos)* __________________________ C. Damos	Director	September 12, 2014

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	September 12, 2014

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	September 12, 2014

(T. Huang)* __________________________ T. Huang	Director	September 12, 2014

(W. C. Kimball)* __________________________ W. C. Kimball	Director	September 12, 2014

(D. Pavelich)* __________________________ D. Pavelich	Director	September 12, 2014

/s/ M. J. Beer
_______________________________
M. J. Beer
Executive Vice President and Director

* Pursuant to Power of Attorney
   Previously Filed as Ex-99(j)(3) on 5/11/12
   (Accession No. 0001144204-12-028046)

Exhibit No.    Exhibits

Ex-101.INS    XBRL Instance Document

Ex-101.SCH    XBRL Taxonomy Extension Schema Document

Ex-101.CAL    XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF    XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB    XBRL Taxonomy Extension Labels Linkbase Document

Ex-101.PRE    XBRL Taxonomy Extension Presentation Linkbase Document

PRINCIPAL LIFETIME HYBRID FUNDS
TARGET ALLOCATIONS OVER TIME*
Non-U.S. Equity 13%
U.S. Equity 31%
Real Assets/Other 4%
Fixed Income 52%
6% Non-U.S. Equity
14% U.S. Equity
5% Real Assets/Other
75% Fixed Income
% OF TOTAL ASSETS
100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
TARGET DATE
(Assumed Retirement)
50
45
40
35
30
25
20
15
10
5
0
5
10
15
20
YEARS TO RETIREMENT
YEARS AFTER RETIREMENT
NON-U.S. EQUITY
U.S. EQUITY
REAL ASSETS/OTHER
FIXED INCOME

* As of March 31, 2014